Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($) / $		Jan. 01, 2019 USD ($)	Mar. 31, 2016 / $	Feb. 29, 2016 / $
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	$ 170,000,000	$ 165,000,000		$ 145,000,000
Foreign currency transaction loss	450,000,000	78,000,000
Foreign currency transaction gain				50,000,000
Net loss realized on foreign currency	199,000,000	140,000,000		149,000,000
Impairment of non-monetary assets				34,000,000
CNH paid interest	807,000,000	896,000,000		930,000,000
Loss on repurchase of Notes	22,000,000	64,000,000	[1]	60,000,000
CNH paid taxes	355,000,000	224,000,000		104,000,000
Gain (loss) at the time of securitization	0
Impairment of goodwill and other intangible assets	0	0
Finance and interest income	1,875,000,000	1,932,000,000	[2]	1,879,000,000	[2]
Other, net	997,000,000	1,165,000,000	[2]	1,521,000,000	[2]
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of Notes	0	8,000,000		0
Finance and interest income	1,989,000,000	2,028,000,000		1,916,000,000
Other, net	730,000,000	744,000,000		640,000,000
Adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of Notes		0		0
Effect of new accounting pronouncement		122,000,000
Adjustment Due to Adoption of New Accounting Pronouncements | Financial services | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance and interest income		403,000,000		346,000,000
Other, net	$ 403,000,000	346,000,000
Accounting Standards Update 2016-02 | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset						$ 500,000,000
Lease liability						$ 500,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted Average Life	5 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted Average Life	25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) | 7.875% Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of Notes	$ 22,000,000	64,000,000
ARGENTINA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss	159,000,000	21,000,000		22,000,000
Venezuelan Bolivar Fuerte
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss		$ 5,000,000		$ 27,000,000
Deconsolidate non-cash pretax charge	$ 92,000,000
Venezuelan Bolivar Fuerte | Subsidiaries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | / $				673.76				6.3
Charges on re-measurement of monetary asset				$ 12,000,000
Impairment of non-monetary assets				19,000,000
Re-measurement charges on assessment of the recoverability of monetary asset				$ 15,000,000
Venezuelan Bolivar Fuerte | CENCOEX
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | / $							10

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).